Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic EPS
Net income attributable to parent company as reported	$ 4,211	$ 3,960	$ 2,000
Weighted average number of shares outstanding (in shares)	903,513,952	905,606,885	904,332,429
Earnings per share, basic ( in usd per share)	$ 4.66	$ 4.37	$ 2.21
Diluted EPS
Net income attributable to parent company as reported	$ 4,211	$ 3,960	$ 2,000
Interest expense, net of income tax effect	1	2	0
Net income attributable to parent company as adjusted	$ 4,212	$ 3,962	$ 2,000
Weighted average number of shares outstanding (in shares)	903,513,952	905,606,885	904,332,429
Dilutive effect of stock awards (in shares)	6,858,815	6,789,662	9,107,124
Dilutive effect of convertible bonds (in shares)	33,825,000	33,825,000	11,402,645
Number of shares used in calculating diluted EPS (in shares)	944,197,767	946,221,547	924,842,198
Earnings per share, diluted (in usd per share)	$ 4.46	$ 4.19	$ 2.16